Commitments and Contingencies (Details) (USD $)	0 Months Ended	12 Months Ended			1 Months Ended
	Jun. 01, 2013	Dec. 31, 2013 gal	Dec. 31, 2012 gal	Dec. 31, 2011 gal	Mar. 31, 2013 mi bbl
Future minimum payments under leases with non-cancelable terms
2014		$ 2,364,000
2015		2,782,000
2016		2,965,000
2017		2,728,000
2018		2,768,000
Thereafter		18,670,000
Total		32,277,000
Operating leases rent income (expense)
Expenses under the operating lease arrangements		2,700,000	2,700,000	2,300,000
Lease income per year through May 2013, from office space leased at one of its owned terminals		200,000
Reduction in operating lease amount per year through January 2019	100,000
Information on capital lease
Net book value of equipment under capital lease agreements		800,000	500,000
Depreciation expense for equipment under the capital leases		275,000	245,000	245,000
Future minimum payments for capital lease obligations
2014		176,000
2015		176,000
2016		176,000
2017		292,000
2018		6,000
Total		826,000
Commitments made during the period
Minimum volume of purchase requirements		845,000,000
Volume of product purchased under existing supply agreements		1,300,000,000	1,200,000,000	1,400,000,000
Value of product purchased under existing supply agreements		3,600,000,000	3,300,000,000	4,000,000,000
Minimum volume purchase requirements
2014		209,850,000
2015		198,079,000
2016		158,645,000
2017		112,526,000
2018		107,400,000
Thereafter		751,800,000
Total		1,538,300,000
Future minimum rental income under non-cancelable operating leases
Rental income		200,000
Pipeline connection agreement with Tesoro Logistics
Other Commitment
Length of pipeline lateral which would be built, owned and operated					7
Volume of crude oil storage tank (in barrels)					100,000
Minimum take-or-pay throughput commitment amount		11,800,000			13,000,000
Period of minimum take-or-pay throughput commitment					5 years
Brand Fee Agreement
Brand Fee Agreement, future minimum payments
2014		9,000,000
2015		9,000,000
2016		9,000,000
2017		9,000,000
2018		9,000,000
Thereafter		58,500,000
Total		103,500,000
Brand Fee Agreement
Expenses reflected in cost of sales related to agreement		9,000,000	9,000,000	9,000,000
Terminal and Throughput Leases
Future minimum payments under leases with non-cancelable terms
2014		12,222,000
2015		7,319,000
2016		6,961,000
2017		3,406,000
2018		839,000
Thereafter		168,000
Total		30,915,000
Operating leases rent income (expense)
Expenses under the operating lease arrangements		35,500,000	36,500,000	26,000,000
Leases of Gasoline Stations
Future minimum payments under leases with non-cancelable terms
2014		17,049,000
2015		16,597,000
2016		16,028,000
2017		14,254,000
2018		12,706,000
Thereafter		93,120,000
Total		169,754,000
Operating leases rent income (expense)
Expenses under the operating lease arrangements		17,700,000	8,500,000	3,300,000
Leases of Gasoline Stations | Alliance
Operating leases rent income (expense)
Period of acquisition considered to determine increase in expense			10 months
Gasoline station equipment
Operating leases rent income (expense)
Lease income per year through May 2013, from office space leased at one of its owned terminals		41,300,000	31,800,000
Brand Fee Agreement
Aggregate carrying value of the leased gasoline stations and equipment, net		213,000,000
Accumulated depreciation of the leased gasoline stations and equipment		26,300,000
Future minimum rental income under non-cancelable operating leases
2014		37,417,000
2015		18,714,000
2016		8,007,000
2017		938,000
2018		392,000
Thereafter		43,000
Total		65,511,000
Rental income		41,300,000	31,800,000
Railcars
Future minimum payments under leases with non-cancelable terms
2014		55,713,000
2015		65,072,000
2016		64,909,000
2017		49,365,000
2018		40,409,000
Thereafter		27,193,000
Total		302,661,000
Operating leases rent income (expense)
Expenses under the operating lease arrangements		28,900,000	3,500,000
Land and Equipment | Port of St. Helens Agreements
Future minimum payments under leases with non-cancelable terms
2014		183,000
2015		183,000
2016		183,000
2017		183,000
2018		183,000
Thereafter		8,718,000
Total		9,633,000
Operating leases rent income (expense)
Expenses under the operating lease arrangements		180,000
Access Rights | Port of St. Helens Agreements
Future minimum payments under leases with non-cancelable terms
2014		230,000
2015		230,000
2016		230,000
2017		230,000
2018		230,000
Thereafter		3,201,000
Total		$ 4,351,000